SEGMENT REPORTING - Additional Information (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Number of operating segment	1	1
Number of reportable segments	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Executive Chairman and Co Chief Executive Officer [Member]	Executive Chairman and Co Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	When evaluating the Company’s financial performance, the CODM is regularly provided with more detailed expense information than what is included in the Company’s statements of operations and comprehensive loss. The CODM uses net loss, as reported in the consolidated statements of operations and comprehensive loss, in evaluating the performance of the segment. Decisions regarding resource allocation are made primarily during the annual budget planning process and reallocated as needed throughout the year. The measure of segment assets is reported on the balance sheets as total assets.	When evaluating the Company’s financial performance, the CODM is regularly provided with more detailed expense information than what is included in the Company’s statements of operations. The CODM uses net loss, as reported in the consolidated statements of operations, in evaluating the performance of the segment. Decisions regarding resource allocation are made primarily during the annual budget planning process and reallocated as needed throughout the year. The measure of segment assets is reported on the balance sheets as total assets.